Document and Entity Information	Sep. 28, 2021
Prospectus:
Document Type	497
Document Period End Date	Sep. 28, 2021
Registrant Name	BNY MELLON VARIABLE INVESTMENT FUND
Entity Central Index Key	0000813383
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 28, 2021
Document Effective Date	Sep. 28, 2021
Prospectus Date	Apr. 30, 2021